Derivative Liability - Schedule of Derivative Liability Activity (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 1,930,235	$ 1,111,879	$ 42,104
Conversion of convertible notes payable to common stock			(737,813)
Initial fair value on issuance of convertible debenture		1,265,775	1,570,038
Debenture conversions		(247,209)
New warrant issuances		39,690
Common stock warrant exercises		(72,244)	(168,771)
Conversion of principal amount of debenture to common stock			(24,137)
Change in fair value of derivative liability		(167,658)	430,458
Ending balance	1,715,864	1,930,235	1,111,879
Debenture [Member]
Beginning balance	1,930,235	1,047,977	42,104
Conversion of convertible notes payable to common stock			(737,813)
Initial fair value on issuance of convertible debenture	414,421	1,265,775	1,077,117
Debenture conversions		(247,209)
New warrant issuances
Common stock warrant exercises
Conversion of principal amount of debenture to common stock	(215,818)		(24,137)
Change in fair value of derivative liability	(412,974)	(136,310)	690,707
Ending balance	1,715,864	1,930,235	1,047,977
Warrants [Member]
Beginning balance		63,902
Conversion of convertible notes payable to common stock
Initial fair value on issuance of convertible debenture			492,921
Debenture conversions
New warrant issuances		39,690
Common stock warrant exercises		(72,244)	(168,771)
Conversion of principal amount of debenture to common stock
Change in fair value of derivative liability		(31,348)	(260,249)
Ending balance			$ 63,902